Annual Report

December 31, 2022

First Symetra Separate Account S

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Symetra National Life Insurance Company of New York and the Contract Owners of First Symetra Separate Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the First Symetra Separate Account S (the Separate Account), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations and changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the years in the two-year period ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 21, 2023

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

American Century Balanced

Federated Hermes Managed Volatility II

Fidelity Government Money Market Portfolio - Service Class II

Pioneer Fund VCT Class I

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Voya Global High Dividend Low Volatility Portfolio - Class S

VY JPMorgan Emerging Markets Equity Portfolio Initial

First Symetra Separate Account S
Statements of Assets and Liabilities
As of December 31, 2022

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Federated Hermes Managed Volatility II1	102	$994	$868	$868	30
Fidelity Government Money Market Portfolio - Service Class II1	15,215	15,215	15,215	15,215	1,707
Pioneer Fund VCT Class I1	5,022	76,695	65,544	65,544	405
Pioneer Mid Cap Value VCT Class I1	2,446	36,819	28,055	28,055	516
Pioneer Select Mid Cap Growth VCT Class I1	5,720	147,391	106,063	106,063	855
Voya Global High Dividend Low Volatility Portfolio - Class S1	937	9,475	10,356	10,356	247
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	1,614	26,871	19,342	19,342	658

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
American Century Balanced[1]	$1,392	$2	$(3)	$—	$(1)	$190	$44	$(318)	$(84)	$(85)	$—	$(1,307)	$(1,307)	$(1,392)	$—
Federated Hermes Managed Volatility II1	1,306	20	(13)	(1)	6	(5)	248	(434)	(191)	(185)	—	(253)	(253)	(438)	868
Fidelity Government Money Market Portfolio - Service Class II1	14,434	188	(185)	(22)	(19)	—	—	—	—	(19)	800	—	800	781	15,215
Pioneer Fund VCT Class I1	83,599	469	(888)	(107)	(526)	(410)	11,350	(27,461)	(16,521)	(17,047)	1,201	(2,209)	(1,008)	(18,055)	65,544
Pioneer Mid Cap Value VCT Class I1	29,294	580	(347)	(42)	191	(188)	11,223	(13,267)	(2,232)	(2,041)	802	—	802	(1,239)	28,055
Pioneer Select Mid Cap Growth VCT Class I1	152,801	—	(1,451)	(174)	(1,625)	(315)	22,687	(69,888)	(47,516)	(49,141)	2,403	—	2,403	(46,738)	106,063
Voya Global High Dividend Low Volatility Portfolio - Class S1	10,638	253	(126)	(15)	112	10	332	(1,136)	(794)	(682)	400	—	400	(282)	10,356
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	25,431	—	(251)	(30)	(281)	(95)	5,647	(12,160)	(6,608)	(6,889)	800	—	800	(6,089)	19,342

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
American Century Balanced[1]	$5,462	$9	$(17)	$(1)	$(9)	$858	$60	$(764)	$154	$145	$—	$(4,215)	$(4,215)	$(4,070)	$1,392
Federated Hermes Managed Volatility II1	1,395	25	(18)	(3)	4	83	—	131	214	218	—	(307)	(307)	(89)	1,306
Fidelity Government Money Market Portfolio - Service Class II1	13,832	1	(177)	(22)	(198)	—	—	—	—	(198)	800	—	800	602	14,434
Pioneer Fund VCT Class I1	70,225	241	(946)	(112)	(817)	405	5,882	11,778	18,065	17,248	1,200	(5,074)	(3,874)	13,374	83,599
Pioneer Mid Cap Value VCT Class I1	22,219	252	(331)	(40)	(119)	(13)	—	6,407	6,394	6,275	800	—	800	7,075	29,294
Pioneer Select Mid Cap Growth VCT Class I1	141,110	—	(1,900)	(228)	(2,128)	448	20,982	(10,011)	11,419	9,291	2,400	—	2,400	11,691	152,801
Voya Global High Dividend Low Volatility Portfolio - Class S1	8,581	226	(121)	(15)	90	13	—	1,554	1,567	1,657	400	—	400	2,057	10,638
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	27,794	—	(348)	(42)	(390)	72	2,017	(4,862)	(2,773)	(3,163)	800	—	800	(2,363)	25,431

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Notes to Financial Statements

1.ORGANIZATION

First Symetra Separate Account S (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of First Symetra National Life Insurance Company of New York (“First Symetra”), a wholly-owned subsidiary of Symetra Life Insurance Company (“Symetra Life”). Symetra Life is a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various First Symetra variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all First Symetra variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
First Symetra's and Symetra Life's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2022 and December 31, 2021 for the following sub-accounts, except as noted in footnotes 3 and 4 to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced[2,3]	VP Balanced Fund
American Century International[1,2,4]	VP International Fund

Federated Insurance Series
Federated Hermes High Income Bond[1,2,4]	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II2	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Government Money Market Portfolio - Service Class II2	VIP Government Money Market Portfolio — Service Class II

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I2,4	Pioneer Bond VCT Portfolio — Class I
Pioneer Fund VCT Class I2	Pioneer Fund VCT Portfolio — Class I
Pioneer Mid Cap Value VCT Class I2	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I2	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S2	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JP Morgan Emerging Markets Equity Portfolio Initial[2]	VY JP Morgan Emerging Markets Equity Portfolio Class I

1 Effective May 1, 2022 the Sub-account was closed and no longer available in the NY Spinnaker product.
2 Effective May 1, 2022 the Sub-account was closed and no longer available in the NY Spinnaker Plus product and the product has been discontinued.
3 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2022.
4 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2022..

First Symetra Separate Account S
Notes to Financial Statements

2.     SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of First Symetra, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

First Symetra assumes mortality and expense (“M&E”) risks and incurs asset-related administrative expenses related to the operations of the Separate Account. First Symetra deducts a daily charge from the assets of the sub-accounts to cover these risks. The daily charge for the NY Spinnaker (“Spinnaker”) product is, on an annual basis, equal to a rate of 1.40 percent (1.25 percent for the M&E risks and 0.15 percent for asset-related administration expense) of the average daily net assets of the sub-accounts. The daily charge for the NY Spinnaker Plus (“Spinnaker Plus”) product is, on an annual basis, equal to a rate of 1.25 percent (for the M&E risks) of the average daily net assets of the sub-accounts. Reference the product prospectus for additional details. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

First Symetra also deducts an annual contract maintenance charge of $30 for each contract from the Spinnaker contract values, and other contract maintenance charges that may vary by contract and other factors described in the product prospectuses. This charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Spinnaker and Spinnaker Plus contract. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

First Symetra Separate Account S
Notes to Financial Statements

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2022.

Sub-Account	Purchases	Proceeds From Sales
American Century Balanced[1]	$48	$1,310
Federated Hermes Managed Volatility II1	268	267
Fidelity Government Money Market Portfolio - Service Class II1	959	178
Pioneer Fund VCT Class I1	12,829	3,013
Pioneer Mid Cap Value VCT Class I1	12,549	334
Pioneer Select Mid Cap Growth VCT Class I1	24,864	1,399
Voya Global High Dividend Low Volatility Portfolio - Class S1	966	121
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	6,409	242
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2022, and 2021 were as follows:

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
American Century Balanced[1]	—	(47)	(47)	—	(168)	(168)
Federated Hermes Managed Volatility II1	—	(8)	(8)	—	(10)	(10)
Fidelity Government Money Market Portfolio - Service Class II1	90	—	90	89	—	89
Pioneer Fund VCT Class I1	7	(12)	(5)	7	(31)	(24)
Pioneer Mid Cap Value VCT Class I1	15	—	15	15	—	15
Pioneer Select Mid Cap Growth VCT Class I1	18	—	18	13	—	13
Voya Global High Dividend Low Volatility Portfolio - Class S1	10	—	10	10	—	10
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	26	—	26	18	—	18

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

First Symetra Separate Account S
Notes to Financial Statements
6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the First Symetra Separate Account S, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2022.

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Century Balanced[1]
	2022	$25.074	to	$25.027	—	$—	0.20%	1.25%	to	1.40%	(13.22)%	to	(18.42)%
	2021	28.895	to	30.676	47	1,392	0.70	1.25	to	1.40	14.33	to	14.16
	2020	25.273	to	26.871	215	5,462	1.17	1.25	to	1.40	11.13	to	10.96
	2019	22.742	to	24.216	382	8,738	1.54	1.25	to	1.40	18.36	to	18.18
	2018	19.214	to	20.490	552	10,658	1.41	1.25	to	1.40	(5.03)	to	(5.17)
Federated Hermes Managed Volatility II1
	2022	31.187	to	28.780	30	868	1.90	1.25	to	1.40	(11.16)	to	(14.95)
	2021	35.105	to	33.840	39	1,306	1.80	1.25	to	1.40	17.04	to	16.87
	2020	29.995	to	28.956	48	1,395	2.59	1.25	to	1.40	(0.32)	to	(0.47)
	2019	30.092	to	29.094	59	1,723	2.09	1.25	to	1.40	18.73	to	18.56
	2018	25.344	to	24.540	71	1,737	2.92	1.25	to	1.40	(9.63)	to	(9.77)
Fidelity Government Money Market Portfolio - Service Class II1
	2022	9.035	to	8.912	1,707	15,215	1.27	1.25	to	1.40	(0.41)	to	(0.15)
	2021	9.072	to	8.925	1,617	14,435	—	1.25	to	1.40	(1.23)	to	(1.38)
	2020	9.185	to	9.050	1,529	13,832	0.23	1.25	to	1.40	(1.00)	to	(1.15)
	2019	9.278	to	9.155	1,445	13,231	1.74	1.25	to	1.40	0.50	to	0.34
	2018	9.232	to	9.124	1,362	12,426	1.36	1.25	to	1.40	0.13	to	(0.01)
Pioneer Fund VCT Class I1
	2022	184.957	to	161.998	405	65,544	0.65	1.25	to	1.40	(13.14)	to	(20.61)
	2021	212.931	to	204.060	409	83,599	0.32	1.25	to	1.40	26.39	to	26.20
	2020	168.466	to	161.690	433	70,225	0.77	1.25	to	1.40	22.74	to	22.55
	2019	137.259	to	131.936	455	60,306	1.03	1.25	to	1.40	29.70	to	29.51
	2018	105.828	to	101.876	476	48,794	1.09	1.25	to	1.40	(2.74)	to	(2.89)
Pioneer Mid Cap Value VCT Class I1
	2022	54.353	to	54.353	516	28,055	2.09	1.40	to	1.40	(6.95)	to	(6.95)
	2021	58.412	to	58.412	502	29,294	0.95	1.40	to	1.40	27.87	to	27.87
	2020	45.682	to	45.682	486	22,219	1.22	1.40	to	1.40	0.72	to	0.72
	2019	45.357	to	45.357	467	21,196	1.32	1.40	to	1.40	26.65	to	26.65
	2018	35.812	to	35.812	449	16,086	0.79	1.40	to	1.40	(20.47)	to	(20.47)
Pioneer Select Mid Cap Growth VCT Class I1
	2022	124.107	to	124.107	855	106,063	—	1.40	to	1.40	(32.02)	to	(32.02)
	2021	182.554	to	182.554	837	152,801	—	1.40	to	1.40	6.57	to	6.57
	2020	171.305	to	171.305	824	141,110	—	1.40	to	1.40	37.24	to	37.24
	2019	124.824	to	124.824	806	100,602	—	1.40	to	1.40	31.23	to	31.23
	2018	95.117	to	95.117	786	74,766	—	1.40	to	1.40	(7.79)	to	(7.79)
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2022	41.925	to	41.925	247	10,356	2.51	1.40	to	1.40	(6.43)	to	(6.43)

First Symetra Separate Account S
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Voya Global High Dividend Low Volatility Portfolio - Class S1 (continued)
	2021	$44.806	to	$44.806	237	$10,638	2.32%	1.40%	to	1.40%	18.89%	to	18.89%
	2020	37.687	to	37.687	228	8,581	2.26	1.40	to	1.40	(2.47)	to	(2.47)
	2019	38.641	to	38.641	217	8,372	2.56	1.40	to	1.40	19.73	to	19.73
	2018	32.274	to	32.274	206	6,653	4.13	1.40	to	1.40	(10.38)	to	(10.38)
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]
	2022	29.401	to	29.401	658	19,342	—	1.40	to	1.40	(26.92)	to	(26.92)
	2021	40.233	to	40.233	632	25,431	—	1.40	to	1.40	(11.10)	to	(11.10)
	2020	45.255	to	45.255	614	27,794	0.61	1.40	to	1.40	31.88	to	31.88
	2019	34.315	to	34.315	591	20,294	0.14	1.40	to	1.40	30.28	to	30.28
	2018	26.339	to	26.339	567	14,925	0.95	1.40	to	1.40	(17.75)	to	(17.75)

1.Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2.These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3.These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4.These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

First Symetra Separate Account S
Notes to Financial Statements
7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 21, 2023, the date which the Separate Account’s financial statements were available to be issued.